Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of financial instruments

As of December 31, 2019	Receivables, Payables, and Loans		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade receivables	Ps.	266,938	-
Other receivables		5,867	-
Total		272,805	-
Financial liabilities -
Debt		677,713	-
Accounts payable		529,348	-
Derivative financial instruments		32,309	32,309	2

Total		1,239,370	32,309

As of December 31, 2018	Receivables, Payables, and Loans		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade receivables	Ps.	198,776	-
Other receivables		536	-
Total		199,312	-
Financial liabilities -
Debt		653,479	-
Accounts payable		445,241	-
Derivative financial instruments		16,629	16,629	2

Total		1,115,349	16,629

Schedule of financial assets and financial liabilities at the reporting date
	2019		2018

Assets	US$	1,331	1,294
Liabilities		(16,095)	(12,075)

Net position	US$	(14,764)	(10,781)
Closing exchange rate of the year		18.8452	19.6566

Schedule of exchange rate sensitivity analysis
2019

Profit	Ps.	27,823

Schedule of bank credit lines
Bank credit lines	December 31, 2019		December 31, 2018

Amount used	Ps.	656,459	650,000
Amount not used		260,500	350,000

Total credit lines	Ps.	916,959	1,000,000

Schedule of undiscounted cash flows of financial liabilities

As of December 31, 2019	Less than 1 year		Over 1 year and less than 5 years	Over 5 years	Total

Accounts payable to suppliers	Ps.	529,348	-	-	529,348
Derivative financial instruments		15,555	16,754	-	32,309
Long-term debt		137,163	484,903	49,393	671,459

	Ps.	682,066	501,657	49,393	1,233,116

As of December 31, 2018	Less than 1 year		Over 1 year and less than 5 years	Over 5 years	Total

Accounts payable to suppliers	Ps.	445,241	-	-	445,241
Derivative financial instruments		8,509	8,120	-	16,629
Long-term debt		78,750	536,073	25,208	640,031

	Ps.	532,500	544,193	25,208	1,101,901